Share based compensation, Share Option Awards Outstanding (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2026 shares $ / shares	Dec. 31, 2025 shares $ / shares
Average exercise price per share [Abstract]
Outstanding at beginning of period (in dollars per share)	$ 3.87
Granted (in dollars per share)	3.88
Forfeited/Expired (in dollars per share)	3.06
Exercised (in dollars per share)	3.14
Outstanding at end of period (in dollars per share)	$ 3.88	$ 3.87
Number of awards [Abstract]
Outstanding at beginning of period (in shares) | shares	2,594,914
Granted (in shares) | shares	201,950
Forfeited/Expired (in shares) | shares	(19,327)
Exercised (in shares) | shares	(23,111)
Outstanding at end of period (in shares) | shares	2,754,426	2,594,914
Weighted average remaining life [Abstract]
Outstanding weighted average remaining life in years	5 years 9 months 3 days	5 years 10 months 28 days
Granted weighted average remaining life in years	7 years 1 month 6 days
Forfeited/Expired weighted average remaining life in years	5 years 7 months 6 days
Exercised weighted average remaining life in years	4 years 10 months 24 days
Weighted average share price of shares exercised (in dollars per share)	$ 15.48
Number of option exercisable (in shares) | shares	804,391
Weighted average grant date fair value (in dollars per share)	$ 13.16